ACCOUNTS RECEIVABLE, NET - Bad debt expense (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Bad debt expense	¥ 6,447,110	$ 908,069	¥ 2,888,417	¥ 5,100,000	$ 801,003	¥ 6,414,634